Other income, net	12 Months Ended
Dec. 31, 2023
Other Income, Net
Other Income, Net
25.	Other income, net

	2023	2022
	($)	($)
Interest income, net	4,834	1,776
Foreign exchange gain (loss)	10,811	9,148
Premium on flow-through shares	—	914
Gain on deemed disposal of investment	—	11,854
Other	(1,156)	1,252
	14,489	24,944